GENERAL, DESCRIPTION OF BUSINESS, RECENT DEVELOPMENTS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
GENERAL, DESCRIPTION OF BUSINESS, RECENT DEVELOPMENTS AND BASIS OF PRESENTATION
GENERAL, DESCRIPTION OF BUSINESS, RECENT DEVELOPMENTS AND BASIS OF PRESENTATION

NOTE 1. GENERAL, DESCRIPTION OF BUSINESS, RECENT DEVELOPMENTS AND BASIS OF PRESENTATION

General

Except when the context otherwise requires or where otherwise indicated, (1) all references to "Venator," the "Company," "we," "us" and "our" refer to Venator Materials PLC and its subsidiaries, or, as the context requires, the historical Pigments and Additives business of Huntsman, (2) all references to "Huntsman" refer to Huntsman Corporation, our controlling shareholder, and its subsidiaries, other than us, (3) all references to the "Titanium Dioxide" segment or business refer to the TiO2 business of Venator, or, as the context requires, the historical Pigments and Additives segment of Huntsman and the related operations and assets, liabilities and obligations, (4) all references to the "Performance Additives" segment or business refer to the functional additives, color pigments, timber treatment and water treatment businesses of Venator, or, as the context requires, the Pigments and Additives segment of Huntsman and the related operations and assets, liabilities and obligations, (5) all references to "other businesses" refer to certain businesses that Huntsman retained in connection with the Separation and that are reported as discontinued operations in our condensed consolidated and combined financial statements, (6) all references to "Huntsman International" refer to Huntsman International LLC, a wholly-owned subsidiary of Huntsman, and the entity through which Huntsman operates all of its businesses, and (7) we refer to the internal reorganization prior to our initial public offering (our “IPO”), the separation transactions initiated to separate the Venator business from Huntsman’s other businesses, including the entry into and effectiveness of the separation agreement and ancillary agreements, and the Senior Credit Facilities (as defined below) and Senior Notes (as defined below), including the use of the net proceeds of the Senior Credit Facilities and the Senior Notes, which were used to repay intercompany debt we owed to Huntsman and to pay related fees and expenses, as the "Separation" and (8) the “Rockwood acquisition” refers to Huntsman’s acquisition of the performance and additives and TiO2 businesses of Rockwood Holdings, Inc. (“Rockwood”) completed on October 1, 2014.

Description of Business

Venator operates in two segments: Titanium Dioxide and Performance Additives. The Titanium Dioxide segment manufactures and sells primarily TiO2, and operates eight TiO2 manufacturing facilities across the globe, predominantly in Europe. The Performance Additives segment manufactures and sells functional additives, color pigments, timber treatment and water treatment chemicals. This segment operates 19 color pigments, functional additives, water treatment and timber treatment manufacturing and processing facilities in Europe, North America, Asia and Australia.

Recent Developments

Initial Public Offering and Separation

On August 8, 2017, we completed our IPO of 26,105,000 of our outstanding 106,271,712 ordinary shares, par value $0.001 per share, which includes 3,405,000 ordinary shares issued upon the exercise in full by the underwriters of their option to purchase additional shares, at a public offering price of $20.00 per share. All of the ordinary shares were sold by Huntsman, and we did not receive any proceeds from the offering. The ordinary shares began trading August 3, 2017 on the New York Stock Exchange under the symbol “VNTR.” Following our IPO, Huntsman owns approximately 75% of Venator’s outstanding ordinary shares. The material terms of our IPO are described in the Prospectus.

In connection with our IPO and the Separation, Venator and Huntsman entered into certain agreements that allocated between Venator and Huntsman the various assets, employees, liabilities and obligations that were previously part of Huntsman and that govern various interim and ongoing relationships between the parties.

On August 15, 2017, we registered 14,025,000 ordinary shares on Form S-8 which are reserved in connection with awards under our 2017 Stock Incentive Plan.

Senior Credit Facilities and Senior Notes

On August 8, 2017, in connection with our IPO and the Separation, we entered into new financing arrangements and incurred new debt, including borrowings of $375 million under a new senior secured term loan facility with a maturity of seven years (the “Term Loan Facility”). In addition to the Term Loan Facility, we entered into a $300 million asset-based revolving lending facility with a maturity of five years (the “ABL Facility” and, together with the Term Loan Facility, the “Senior Credit Facilities”). On July 14, 2017, in connection with our IPO and the Separation, our subsidiaries Venator Finance S.à.r.l. and Venator Materials LLC (the “Issuers”), issued $375 million in aggregate principal amount of 5.75% of Senior Notes due 2025 (the “Senior Notes”). Promptly following consummation of the Separation, the proceeds of the Senior Notes were released from escrow and Venator used the net proceeds of the Senior Notes and borrowings under the Term Loan Facility to repay approximately $732 million of net intercompany debt owed to Huntsman and to pay related fees and expenses of approximately $18 million.

Pori Fire

On January 30, 2017, our TiO2 manufacturing facility in Pori, Finland experienced fire damage and we continue to repair the facility. Prior to the fire, 60% of the site capacity produced specialty products which, on average, contributed greater than 75% of the site EBITDA from January 1, 2015 through January 30, 2017. We are currently operating at 20% of total prior capacity but producing only specialty products, and we currently intend to restore manufacturing of the balance of these more profitable specialty products by the fourth quarter of 2018. The remaining 40% of site capacity is more commoditized and we will determine if and when to rebuild this commoditized capacity depending on market conditions, costs and projected long term returns relative to our other investment opportunities.

We have recorded a loss of $31 million for the write-off of fixed assets and lost inventory in other operating income, net in our condensed consolidated and combined statements of operations for the nine months ending September 30, 2017. In addition, we recorded a loss of $18 million of costs for cleanup of the facility in other operating income, net through September 30, 2017. The site is insured for property damage as well as business interruption losses subject to retained deductibles of $15 million and 60 days, respectively, with a limit of $500 million. Due to prevailing strong market conditions, our TiO2 selling prices continue to improve and our business is benefitting from the resulting improved profitability and cash flows.  This also has the effect of increasing our total anticipated business interruption losses from the Pori site. We currently believe the combination of increased TiO2 profitability and recently estimated reconstruction costs will result in losses and costs in excess of our $500 million insurance limit. We currently expect to contain these over-the-limit costs within $100 million to $150 million, and to account for them as capital expenditures. However, these are preliminary estimates based on a number of significant assumptions, and as a result uninsured costs could exceed current estimates. Factors that could materially impact our current estimates include our actual future TiO2 profitability and related impact on our business interruption losses; the accuracy of our current property damage estimates; the actual costs and timing of our reconstruction efforts; the extent to which we rebuild the 40% of site capacity that produces commoditized products; our ability to secure government subsidies related to our reconstruction efforts; and a number of other significant market and facility-related assumptions. Please see “Part II. Item 1A. Risk Factors—Disruptions in production at our manufacturing facilities, including our Pori facility, may have a material adverse impact on our business, results of operations and/or financial condition.”

The fire at our Pori facility did not have a material impact on our 2017 third quarter operating results as losses incurred were offset by insurance proceeds. We received $141 million of non-refundable partial progress payments from our insurer through September 30, 2017 and we received an additional $112 million payment on October 9, 2017.  During the first nine months of 2017, we recorded $128 million of income related to property damage and business interruption insurance recoveries in other operating income, net and cost of goods sold in our condensed consolidated and combined statements of operations to offset property damage and business interruption losses recorded during the period.  We recorded $17 million as deferred income in accrued liabilities as of September 30, 2017 for insurance proceeds received for costs not yet incurred. The difference between payments received from our insurers of $141 million and the sum of income of $128 million and deferred income of $17 million is related to the foreign exchange movements of the U.S. Dollar against the Euro during the first nine months of the year.

Basis of Presentation

Venator’s unaudited condensed consolidated and combined financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("GAAP" or "U.S. GAAP") and in management’s opinion reflect all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of results of operations, comprehensive income (loss), financial position and cash flows for the periods presented. Results of interim periods are not necessarily indicative of those to be expected for the full year. These unaudited condensed consolidated and combined financial statements should be read in conjunction with the audited combined financial statements and notes to combined financial statements included in the Prospectus.

Prior to the Separation, Venator’s operations were included in Huntsman’s financial results in different legal forms, including but not limited to: (1) wholly-owned subsidiaries for which the Titanium Dioxide and Performance Additives businesses were the sole businesses; (2) legal entities which are comprised of other businesses and include the Titanium Dioxide and/or Performance Additives businesses; and (3) variable interest entities in which the Titanium Dioxide and Performance Additives businesses are the primary beneficiaries. The unaudited condensed consolidated and combined financial statements include all revenues, costs, assets, liabilities and cash flows directly attributable to Venator. The unaudited condensed consolidated and combined financial statements also include allocations of direct and indirect corporate expenses through the date of the Separation, which are based upon an allocation method that in the opinion of management is reasonable. Because the historical condensed consolidated and combined financial information for the periods indicated reflect the combination of these legal entities under common control, the historical condensed consolidated and combined financial information includes the results of operations of other businesses that are not a part of our operations after the Separation. We report the results of those other businesses as discontinued operations. See “Note 3. Discontinued Operations” for further discussion of discontinued operations.

In addition, the unaudited condensed consolidated and combined financial statements have been prepared from Huntsman’s historical accounting records through the Separation and are presented on a stand-alone basis as if Venator’s operations had been conducted separately from Huntsman; however, prior to the Separation, Venator did not operate as a separate, stand-alone entity for the periods presented and, as such, the condensed consolidated and combined financial statements reflecting balances and activity prior to the Separation, may not be indicative of the financial position, results of operations and cash flows had Venator been a stand-alone company.

For purposes of these unaudited condensed consolidated and combined financial statements, all significant transactions with Huntsman International have been included in group equity. All intercompany transactions within the consolidated business have been eliminated.

Prior to the Separation, Huntsman’s executive, information technology, EHS and certain other corporate departments performed certain administrative and other services for Venator. Additionally, Huntsman performed certain site services for Venator. Expenses incurred by Huntsman and allocated to Venator were determined based on specific services provided or were allocated based on Venator’s total revenues, total assets, and total employees in proportion to those of Huntsman. Management believes that such expense allocations are reasonable. Corporate allocations include allocated selling, general, and administrative expenses of $9 million and $27 million for the three months ended September 30, 2017 and 2016, respectively, and $62 million and $76 million for the nine months ended September 30, 2017 and 2016, respectively.

1. DESCRIPTION OF BUSINESS, RECENT DEVELOPMENTS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General—For convenience in this report, the terms “our,” “us,” “we” or “Venator” may be used to refer to Venator Materials PLC and, unless the context otherwise requires, its subsidiaries.

Description of Business—Venator (comprising the combined operations and legal entities of the Pigments & Additives division and certain other operations of Huntsman Corporation, or Huntsman) operates in two segments: Titanium Dioxide and Performance Additives. The Titanium Dioxide segment manufactures and sells primarily titanium dioxide (“TiO2”), and has global operations operating eight TiO2 manufacturing facilities, predominantly in Europe. The Performance Additives segment manufactures and sells functional additives, color pigments, timber treatment and water treatment chemicals. This segment operates 19 color pigments, functional additives, water treatment and timber treatment manufacturing and processing facilities in Europe, North America, Asia and Australia.

Recent Developments—In February 2017, Huntsman filed suit against the legacy owner and certain former executives of Rockwood, primarily related to the failure of new technology that Huntsman acquired in the Rockwood acquisition that was to be implemented at the new Augusta facility and subsequently at other facilities. Huntsman is seeking various forms of legal remedy, including compensatory damages, punitive damages, expectation damages, consequential damages and restitution. Venator is not party to the suit.

On January 30, 2017, Venator’s TiO2 manufacturing facility in Pori, Finland experienced fire damage and is currently not fully operational. We are committed to repairing the facility as quickly as possible. The site is insured for property damage as well as business interruption losses.

Basis of Presentation—Venator’s combined financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP” or “U.S. GAAP”). Venator’s operations were included in Huntsman Corporation’s financial results in different legal forms, including but not limited to: (1) wholly‑owned subsidiaries for which the Titanium Dioxide and Performance Additives businesses were the sole businesses; (2) legal entities which are comprised of other businesses and include the Titanium Dioxide and Performance Additives businesses; and (3) variable interest entities in which the Titanium Dioxide and Performance Additives and other businesses are the primary beneficiaries. The combined financial statements include all revenues, costs, assets, liabilities and cash flows directly attributable to Venator, as well as allocations of direct and indirect corporate expenses, which are based upon an allocation method that in the opinion of management is reasonable. Such corporate cost allocation transactions between Venator and Huntsman Corporation have been considered to be effectively settled for cash in the combined financial statements at the time the transaction is recorded and the net effect of the settlement of these intercompany transactions is reflected in the combined statements of cash flows as a financing activity. Because the historical combined financial information for the periods indicated reflect the combination of these legal entities under common control, the historical combined financial information includes the results of operations of other Huntsman businesses are not a part of our operations after the Separation. We report the results of those other businesses as discontinued operations. Please see note “3. Discontinued Operations” to our unaudited condensed consolidated and combined financial statements and note “26. Discontinued Operations” to our combined financial statements.

In addition, the combined financial statements have been prepared from Huntsman Corporation’s historical accounting records and are presented on a stand‑alone basis as if Venator’s operations had been conducted separately from Huntsman Corporation; however, Venator did not operate as a separate, stand‑alone entity for the periods presented and, as such, the combined financial statements may not be indicative of the financial position, results of operations and cash flows had Venator been a stand‑alone company.

For purposes of these combined financial statements, all significant transactions with Huntsman International LLC (“Huntsman International”), a wholly‑owned subsidiary of Huntsman through which Huntsman operates all of its businesses, have been included in group equity. All intercompany transactions within the combined business have been eliminated. Additional disclosures are included in note “20. Related Party Transactions.”

Huntsman Corporation’s executive, information technology, environmental, health and safety and certain other corporate departments perform certain administrative and other services for Venator. Additionally, Huntsman Corporation performs certain site services for Venator. Expenses incurred by Huntsman Corporation and allocated to Venator are determined based on specific services provided or are allocated based on Venator’s total revenues, total assets, and total employees in proportion to those of Huntsman Corporation. Management believes that such expense allocations are reasonable. Corporate allocations include allocated selling, general, and administrative expenses of $104 million, $90 million and $78 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Asset Retirement Obligations—Venator accrues for asset retirement obligations, which consist primarily of asbestos abatement costs, demolition and removal costs, leasehold remediation costs and landfill closure costs, in the period in which the obligations are incurred. Asset retirement obligations are initially recorded at estimated fair value. When the related liability is initially recorded, Venator capitalizes the cost by increasing the carrying amount of the related long‑lived asset. Over time, the liability is accreted to its estimated settlement value and the capitalized cost is depreciated over the useful life of the related asset. Upon settlement of the liability, Venator will recognize a gain or loss for any difference between the settlement amount and the liability recorded.

Carrying Value of Long‑Lived Assets—Venator reviews long‑lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. Recoverability is based upon current and anticipated undiscounted cash flows, and Venator recognizes an impairment when such estimated cash flows are less than the carrying value of the asset. Measurement of the amount of impairment, if any, is based upon the difference between carrying value and fair value. Fair value is generally estimated by discounting estimated future cash flows using a discount rate commensurate with the risks involved.

Cash and Cash Equivalents—Venator considers cash in bank accounts and short‑term highly liquid investments with remaining maturities of three months or less at the date of purchase to be cash and cash equivalents. Venator’s day‑to‑day funding requirements are primarily met by the Huntsman International treasury function.

Venator participates in Huntsman International’s cash pooling program. The cash pooling program is an intercompany borrowing arrangement designed to reduce Venator’s dependence on external short‑term borrowing. See note “14. Related Party Financing.”

Cost of Goods Sold—Venator classifies the costs of manufacturing and distributing its products as cost of goods sold. Manufacturing costs include variable costs, primarily raw materials and energy, and fixed expenses directly associated with production. Manufacturing costs include, among other things, plant site operating costs and overhead costs (including depreciation), production planning and logistics costs, repair and maintenance costs, plant site purchasing costs, and engineering and technical support costs. Distribution, freight, and warehousing costs are also included in cost of goods sold.

Derivative Transactions—All derivatives are recorded on Venator’s balance sheet at fair value. Changes in fair value of derivatives are recognized in earnings. See note “16. Derivative Instruments and Hedging Activities.”

Environmental Expenditures—Environmental‑related restoration and remediation costs are recorded as liabilities when site restoration and environmental remediation and cleanup obligations are either known or considered probable and the related costs can be reasonably estimated. Other environmental expenditures that are principally maintenance or preventative in nature are recorded when expended and incurred and are expensed or capitalized as appropriate. See note “22. Environmental, Health and Safety Matters.”

Financial Instruments—The carrying amounts reported in the balance sheets for cash and cash equivalents, accounts receivable, amounts receivable from affiliates, accounts payable, amounts payable to affiliates, and accrued liabilities approximate their fair value because of the immediate or short‑term maturity of these financial instruments. The fair value of non‑qualified employee benefit plan investments is estimated using prevailing market prices. The estimated fair values of Venator’s long‑term debt are based on quoted market prices for the identical liability when traded as an asset in an active market. Such fair value approximates carrying value.

Foreign Currency Translation—The accounts of Venator’s operating subsidiaries outside of the U.S. consider the functional currency to be the currency of the economic environment in which they operate. Accordingly, assets and liabilities are translated at rates prevailing at the balance sheet date. Revenues, expenses, gains and losses are translated at a weighted average rate for the period. Cumulative translation adjustments are recorded to equity as a component of accumulated other comprehensive loss.

Foreign currency transaction gains and losses are recorded in other (income) expense in the combined statements of operations and were net gains of $9 million, $4 million and $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Income Taxes—Venator is comprised of operations in various tax jurisdictions. Venator’s operations were included in Huntsman Corporation’s financial results in different legal forms, including but not limited to wholly‑owned subsidiaries for which Venator was the sole business, components of legal entities in which Venator operated in conjunction with other Huntsman Corporation businesses and variable interest entities in which Venator is the primary beneficiary.

Similarly, Venator’s tax obligations and filings were included in different legal forms, including but not limited to legal entities in certain countries where fiscal unity or consolidation is allowed or required with other Huntsman Corporation businesses, components of legal entities in which Venator operated in conjunction with other Huntsman Corporation businesses, and legal entities which file separate tax returns in their respective tax jurisdictions.

The combined financial statements have been prepared from Huntsman Corporation’s historical accounting records and are presented on a stand‑alone basis as if Venator’s operations had been conducted separately from Huntsman; however, Venator did not operate as a separate, stand‑alone entity for the periods presented and, as such, the tax results and attributes presented in these combined financial statements would not be indicative of the income tax expense or benefit, income tax related assets and liabilities and cash taxes had Venator been a stand‑alone company.

The combined financial statements have been prepared under the currently anticipated legal structure of Venator such that the historical results of legal entities are presented as follows: The historical tax results of legal entities which file separate tax returns in their respective tax jurisdictions and which need no restructuring before being contributed are included without adjustment, including the inclusion of any currently held subsidiaries. The historical tax results of legal entities in which Venator operated in conjunction with other Huntsman Corporation businesses for which new legal entities will be formed for Venator operations are presented on a stand‑alone basis as if their operations had been conducted separately from Huntsman and any adjustments to current taxes payable have been treated as adjustments to parent’s net investment and advances. The historical tax results of legal entities in which Venator operated in conjunction with other Huntsman Corporation businesses for which the Huntsman business will be transferred out have been presented without adjustment, including the historical results of the Huntsman businesses which are unrelated to Venator operating businesses.

Pursuant to tax‑sharing agreements, subsidiaries of Huntsman Corporation are charged or credited, in general, with an amount of income taxes as if they filed separate income tax returns. Adjustments to current income taxes payable by Venator have been treated as adjustments to parent’s net investment and advances.

Venator includes the U.S. Titanium Dioxide and Performance Additives subsidiaries of Huntsman International which are treated for U.S. tax purposes as divisions of Huntsman International. Huntsman International is included in the U.S. consolidated tax return of its parent, Huntsman Corporation. A 2% U.S. state income tax rate (net of federal benefit) was estimated for Venator based upon the estimated apportionment factors and actual income tax rates in state tax jurisdictions where it has nexus. U.S. foreign tax credits relating to taxes paid by non‑U.S. business entities have been generated and utilized by Huntsman. On a separate entity basis, these foreign tax credits would not have been generated or utilized, therefore, no additional allocation of Huntsman foreign tax credits was necessary. Additionally, Huntsman had no U.S. net operating loss carryforward amounts (“NOLs”) or similar attributes to allocate. Venator believes this methodology is reasonable and complies with Staff Accounting Bulletin Topic 1B, Allocation of Expenses and Related Disclosure in Financial Statements of Subsidiaries, Divisions or Lesser Business Components of Another Entity.

Venator uses the asset and liability method of accounting for income taxes. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial and tax reporting purposes. Venator evaluates deferred tax assets to determine whether it is more likely than not that they will be realized. Valuation allowances are reviewed on a tax jurisdiction basis to analyze whether there is sufficient positive or negative evidence to support a change in judgment about the realizability of the related deferred tax assets for each jurisdiction. These conclusions require significant judgment. In evaluating the objective evidence that historical results provide, Venator considers the cyclicality of Venator and cumulative income or losses during the applicable period. Cumulative losses incurred over the period limits Venator’s ability to consider other subjective evidence such as Venator’s projections for the future. Changes in expected future income in applicable tax jurisdictions could affect the realization of deferred tax assets in those jurisdictions.

As of December 31, 2016 and 2015, there were no unremitted earnings of subsidiaries to consider for indefinite reinvestment. Going forward, to the extent future U.S. cash flow needs require distributions from foreign subsidiaries, based on existing law, we expect to have tax attributes (at least up to the amount of anticipated external Venator debt) that could allow repatriation of earnings to the U.S. without incremental U.S. income tax.

The U.S. tax expense, deferred tax assets, and deferred tax liabilities in these financial statements do not necessarily reflect the tax expense, deferred tax assets, or deferred tax liabilities that would have resulted had Venator not been operated as a U.S. income tax branch structure in combination with Huntsman Corporation. By illustration, there are no net operating losses to be allocated to Venator given the overall profitability of the Huntsman group in the U.S.

The tax provision is not intended in any way to be representative of future taxes. Further, the tax attributes presented reflect calculated unaffiliated results based upon the legal entity structure of Venator and using the stand‑alone methodology. The actual income tax attributes that would be allocated under the various required tax laws to the specific legal entities comprising Venator would be different than the amounts presented.

Accounting for uncertainty in income taxes prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The application of income tax law is inherently complex. Venator is required to determine if an income tax position meets the criteria of more‑likely‑than‑not to be realized based on the merits of the position under tax law, in order to recognize an income tax benefit. This requires Venator to make significant judgments regarding the merits of income tax positions and the application of income tax law. Additionally, if a tax position meets the recognition criteria of more‑likely‑than‑not, Venator is required to make judgments and apply assumptions in order to measure the amount of the tax benefits to recognize. The judgments are based on the probability of the amount of tax benefits that would be realized if the tax position was challenged by the taxing authorities. Interpretations and guidance surrounding income tax laws and regulations change over time. As a consequence, changes in assumptions and judgments can materially affect amounts recognized in the combined financial statements.

Intangible Assets and Goodwill—Intangible assets are stated at cost (fair value at the time of acquisition) and are amortized using the straight‑line method over the estimated useful lives or the life of the related agreement as follows:

Patents and technology	5 ‑ 30	years
Trademarks	9 ‑ 30	years
Licenses and other agreements	5 ‑ 15	years
Other intangibles	5 ‑ 15	years

Goodwill represents costs in excess of fair values assigned to the underlying net assets of acquired businesses. Goodwill is not subject to any method of amortization, but is tested for impairment annually (at the beginning of the third quarter) and when events and circumstances change that would more‑likely‑than‑not reduce the fair value of a reporting unit below its carrying amount. When the fair value is less than the carrying value of the related reporting unit, Venator is required to reduce the amount of goodwill through a charge to earnings. Fair value is estimated using the market approach, as well as the income approach based on discounted cash flow projections. Goodwill has been assigned to reporting units for purposes of impairment testing.

Inventories—Inventories are stated at the lower of cost or market, with cost determined using the first‑in, first‑out and average costs methods for different components of inventory.

Legal Costs—Venator expenses legal costs, including those legal costs incurred in connection with a loss contingency, as incurred.

Property, Plant, and Equipment—Property, plant, and equipment is stated at cost less accumulated depreciation. Depreciation is computed using the straight‑line method over the estimated useful lives or lease term as follows:

Buildings and equipment	5 ‑ 50	years
Plant and equipment	3 ‑ 30	years
Furniture, fixtures and leasehold improvements	5 ‑ 20	years

Normal maintenance and repairs of plant and equipment are charged to expense as incurred. Renewals, betterments, and major repairs that significantly extend the useful life of the assets are capitalized and the assets replaced, if any, are retired.

Research and Development—Research and development costs are expensed as incurred and recorded in selling, general and administrative expense. Research and development costs charged to expense were $15 million, $17 million and $8 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Revenue Recognition—Venator generates substantially all of its revenues through sales in the open market and long‑term supply agreements. Venator recognizes revenue when it is realized or realizable and earned. Revenue for product sales is recognized when a sales arrangement exists, risk and title to the product transfer to the customer, collectibility is reasonably assured, and pricing is fixed or determinable. The transfer of risk and title to the product to the customer usually occurs at the time shipment is made. The revenue recognition policy for sales to related parties does not differ from the policy described above.

Securitization of Accounts Receivable—Venator participates in A/R Programs sponsored by Huntsman International. Under the A/R Programs, Venator sells certain of its trade receivables to Huntsman International. Huntsman International grants an undivided interest in these receivables to bankruptcy remote special purpose entities (“SPE”), which serve as security for the issuance of debt of Huntsman International. See note “14. Related Party Financing.”

Subsequent Events—Venator evaluated material subsequent events through May 5, 2017, the date these combined financial statements were available to be issued.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.